Consolidated VIEs and Noncontrolling Interests - LatamCo (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Aug. 31, 2026	Dec. 31, 2021
Variable Interest Entity [Line Items]
Obligation for cost of termination of certain leases within first 12 months of agreement	$ 26,500
Lease termination costs			$ 4,100
Termination of lease, applicable VAT			200
Forecast
Variable Interest Entity [Line Items]
Proceeds from exercise of call options		$ 60,000
Commitment To Fund
Variable Interest Entity [Line Items]
Commitment			$ 33,300
Commitment To Fund | LatamCo
Variable Interest Entity [Line Items]
Commitment	12,500
Affiliate of SBG | LatamCo
Variable Interest Entity [Line Items]
Payments to noncontrolling interests	$ 80,000
LatamCo | Affiliate of SBG
Variable Interest Entity [Line Items]
Controlling interest ownership	71.00%
Voting percentage	49.90%